LEASES	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Leases [Abstract]
LEASES
LEASES
The Company leases certain retail stores, distribution centers, office facilities and equipment from third parties. The Company determines whether a contract is or contains a lease at contract inception. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. As the rate implicit in the Company’s leases is not easily determinable, the Company’s applicable incremental borrowing rate is used in calculating the present value of the sum of the lease payments. ROU assets are recognized at commencement date at the value of the lease liability, adjusted for any prepayments, lease incentives and initial direct costs incurred. The typical real estate lease period is 15 to 20 years with renewal options for varying terms and, to a limited extent, options to purchase. The Company includes renewal options that are reasonably certain to be exercised as part of the lease term.
The Company has lease agreements with
non-lease
components that relate to the lease components. Certain leases contain percent rent based on sales, escalation clauses or payment of executory costs such as property taxes, utilities, insurance and maintenance.
Non-lease
components primarily relate to common area maintenance.
Non-lease
components and the lease components to which they relate are accounted for together as a single lease component for all asset classes. The Company recognizes lease payments for short-term leases as expense either straight-line over the lease term or as incurred depending on whether lease payments are fixed or variable.
The components of total lease cost, net consisted of the following (in millions):

	Classification	40 weeks ended November 30, 2019
Operating lease cost(1)	Cost of sales and Selling and administrative expenses(3)	$748.1
Finance lease cost
Amortization of lease assets	Cost of sales and Selling and administrative expenses(3)	70.1
Interest on lease liabilities	Interest expense, net	62.2

Variable lease cost(2)	Cost of sales and Selling and administrative expenses(3)	299.3
Sublease income	Net sales and other revenue	(83.6)

Total lease cost, net		$1,096.1

(1)	Includes short-term lease cost, which is immaterial.

(2)	Represents variable lease costs for both operating and finance leases. Includes contingent rent expense and other non-fixed
lease related costs, including property taxes, common area maintenance and property insurance.

(3)	Supply chain-related amounts are included in Cost of sales.

Balance sheet information related to leases as of November 30, 2019 consisted of the following (in millions):

	Classification	November 30, 2019
Assets
Operating	Operating lease right-of-use assets	$5,836.1
Finance	Property and equipment, net	458.8

Total lease assets		$6,294.9

Liabilities
Current
Operating	Current maturities of operating lease obligations	$549.7
Finance	Current maturities of long-term debt and finance lease obligations	101.1
Long-term
Operating	Long-term operating lease obligations	5,430.5
Finance	Long-term debt and finance lease obligations	601.2

Total lease liabilities		$6,682.5

The following table presents cash flow information and the weighted average lease term and discount rate for leases (dollars in millions):

40 weeks ended November 30, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	700.2
Operating cash flows from finance leases	62.2
Financing cash flows from finance leases	78.3
ROU assets obtained in exchange for operating lease obligations	999.8
ROU assets obtained in exchange for finance lease obligations	—
Weighted average remaining lease term—operating leases (in years)	12.2
Weighted average remaining lease term—finance leases (in years)	9.1
Weighted average discount rate—operating leases	7.1%
Weighted average discount rate—finance leases	13.7%

Future minimum lease payments for operating and finance lease obligations as of November 30, 2019 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Finance Leases
Remainder of 2019	$224.0	$39.8
2020	947.0	147.6
2021	897.5	137.1
2022	838.4	125.8
2023	767.1	116.2
Thereafter	5,537.1	519.7

Total future minimum obligations	9,211.1	1,086.2
Less interest	(3,230.9)	(383.9)

Present value of net future minimum lease obligations	5,980.2	702.3
Less current portion	(549.7)	(101.1)

Long-term obligations	$5,430.5	$601.2

Future minimum lease payments for operating and capital lease obligations as of February 23, 2019 under the previous lease accounting standard consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2019	$879.7	$170.5
2020	840.5	151.3
2021	783.2	134.9
2022	723.6	123.1
2023	651.0	114.1
Thereafter	4,338.6	509.1

Total future minimum obligations	$8,216.6	1,203.0

Less interest		(440.7)

Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)

Long-term obligations		$665.0

The Company subleases certain properties to third parties. Future minimum sublease income under these non-cancelable
operating leases as of November 30, 2019 was $339.8 million.
Sale Leaseback Transactions
During the second quarter of fiscal 2019, the Company, through three separate transactions, completed the sale and leaseback of 53 store properties and one distribution center for an aggregate purchase price, net of closing costs, of $931.3 million. In connection with the sale and leaseback transactions, the Company entered into lease agreements for each of the properties for initial terms ranging from 15 to 20 years. The aggregate initial annual rent payment for the properties is approximately $53 million and includes 1.50% to 1.75% annual rent increases over the initial lease terms. All of the properties qualified for sale leaseback and operating lease accounting, and the Company recorded total gains of $463.6 million, which is included as a component of (Gain) loss on property dispositions and impairment losses, net. The Company also recorded operating lease ROU assets and corresponding operating lease liabilities of $602.5 million.

LEASES
The Company leases certain retail stores, distribution centers, office facilities and equipment from third parties. The typical lease period is 15 to 20 years with renewal options for varying terms and, to a limited extent, options to purchase. Certain leases contain percent rent based on sales, escalation clauses or payment of executory costs such as property taxes, utilities, insurance and maintenance.
Future minimum lease payments to be made by the Company for
non-cancelable
operating lease and capital lease obligations as of February 23, 2019 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2019	$879.7	$170.5
2020	840.5	151.3
2021	783.2	134.9
2022	723.6	123.1
2023	651.0	114.1
Thereafter	4,338.6	509.1

Total future minimum obligations	$8,216.6	1,203.0

Less interest		(440.7)

Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)

Long-term obligations		$665.0

The Company subleases certain property to third parties. Future minimum tenant rental income under these non-cancelable
operating leases as of February 23, 2019 was $360.3 million.
Rent expense and tenant rental income under operating leases consisted of the following (in millions):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Minimum rent	$853.5	$831.6	$792.2
Contingent rent	10.3	12.0	13.4

Total rent expense	863.8	843.6	805.6
Tenant rental income	(107.2)	(98.8)	(89.3)

Total rent expense, net of tenant rental income	$756.6	$744.8	$716.3